SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 28, 2023
Significant Accounting Policies
Schedule of property, plant and equipment depreciation rate

Furniture and equipment	20% declining balance
Computer equipment	55% declining balance
Leasehold improvements	5 years straight line